BUSINESS COMBINATIONS - Consideration Transferred For Navint Group (Details) - USD ($) $ in Thousands		Nov. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Navint
Disclosure of detailed information about business combination [line items]
Down payment		$ 66,900
Working capital adjustment		(1,727)
Installment payments		1,727
Contingent consideration		12,207
Total consideration paid net of cash and cash equivalents acquired		$ 79,107	79,107
Navint | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other non-current non-financial liabilities			$ 12,207

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)